Segment reporting (Narrative) (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Number of business divisions	4
Asset Management
Disclosure Of Operating Segments [Line Items]
Number of countries of which the business division has onshore presence	23
Number of geographical regions of which the business division has onshore presence	4
Investment Bank
Disclosure Of Operating Segments [Line Items]
Number of countries of which the business division has onshore presence	33
UBS AG
Disclosure Of Operating Segments [Line Items]
Number of business divisions	4
UBS AG | Asset Management
Disclosure Of Operating Segments [Line Items]
Number of countries of which the business division has onshore presence	23
Number of geographical regions of which the business division has onshore presence	4
UBS AG | Investment Bank
Disclosure Of Operating Segments [Line Items]
Number of countries of which the business division has onshore presence	33